Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in Financial Instruments
Investments in financial instruments	$ 2,494,711	$ 2,586,601
FVOCIL
Investments in Financial Instruments
Investments in financial instruments	2,494,711	2,586,601	$ 3,384,262
FVOCIL | Open-Ended Fund
Investments in Financial Instruments
Investments in financial instruments	784,769	674,451	773,209
FVOCIL | Publicly traded equity instruments
Investments in Financial Instruments
Investments in financial instruments	$ 1,709,942	$ 1,912,150	$ 2,611,053